Additional information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Schedule of condensed combined statements of income and comprehensive income
	The Company	Cheyi BVI	Adjustments	Combined
REVENUES	$17,358,914	$79,321,839	$-	$96,680,753

COSTS AND EXPENSES
Cost of sales	15,428,131	72,395,079	-	87,823,210
General and administrative expenses	2,050,954	1,750,863	-	3,801,817
Sales and marketing expenses	367,633	436,805	-	804,438
Total costs and expenses	17,846,718	74,582,747	-	92,429,465

(LOSS) INCOME FROM OPERATIONS	(487,804)	4,739,092	-	4,251,288

OTHER (EXPENSES) INCOME
Interest expenses	(396,188)	(895,655)	-	(1,291,843)
Other expenses	(360,032)	(599)	-	(360,631)
Other income	441,025	-	-	441,025
Total other expenses, net	(315,195)	(896,254)	-	(1,211,449)

(LOSS) INCOME BEFORE INCOME TAXES	(802,999)	3,842,838	-	3,039,839

PROVISION FOR INCOME TAXES	135,414	842,756	-	978,170

NET (LOSS) INCOME	(938,413)	3,000,082	-	2,061,669

OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(640,974)	(444,772)	-	(1,085,746)
COMPREHENSIVE (LOSS) INCOME	$(1,579,387)	$2,555,310	$-	$975,923

Weighted average shares used in computation:
Basic*	19,035,038	1	(1)	19,035,038
Diluted*	15,237,432	1	(1)	15,237,432

EARNINGS PER SHARE - BASIC*	$(0.05)	$-	$-	$0.11
EARNINGS PER SHARE - DILUTED*	$(0.06)	$-	$-	$0.14